Earnings per Share - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings Per Share [Abstract]
Weighted average shares outstanding – basic	21	26.2	34
Common stock, shares held in employee trust, shares	37,700,000	14,600,000	22,900,000